Other intangible assets (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets explanatory [text block]
The following is a summary of changes in the carrying value of intangible assets:

	Product related intangibles		Customer related intangibles (2)		Others		Total
Gross carrying value
Balance as of April 1, 2020	Rs.	87,330		-	Rs.	3,766	Rs.	91,096
Additions (1)		6,107		-		304		6,411
Assets acquired through business combinations (2)		14,888		-		-		14,888
Disposals/De-recognitions		(192)		-		-		(192)
Effect of changes in foreign exchange rates		(900)		-		-		(900)
Balance as of March 31, 2021	Rs.	107,233	Rs.	-	Rs.	4,070	Rs.	111,303

Balance as of April 1, 2021	Rs.	107,233	Rs.	-	Rs.	4,070	Rs.	111,303
Additions		816		-		379		1,195
Assets acquired through business combinations (2)		5		98		3		106
Disposals/De-recognitions (3)		(6,398)		-		(5)		(6,403)
Effect of changes in foreign exchange rates		1,254		-		1		1,255
Balance as of March 31, 2022	Rs.	102,910	Rs.	98	Rs.	4,448	Rs.	107,456
Amortization/impairment loss
Balance as of April 1, 2020	Rs.	61,531	Rs.	-	Rs.	1,906	Rs.	63,437
Amortization for the year		3,972		-		297		4,269
Impairment loss		8,542		-		-		8,542
Disposals/De-recognitions		(192)		-		-		(192)
Effect of changes in foreign exchange rates		(401)		-		-		(401)
Balance as of March 31, 2021	Rs.	73,452	Rs.	-	Rs.	2,203	Rs.	75,655

Balance as of April 1, 2021	Rs.	73,452	Rs.	-	Rs.	2,203	Rs.	75,655
Amortization for the year		3,415		-		257		3,672
Impairment loss		4,511		-		-		4,511
Disposals/De-recognitions (3)		(4,519)		-		(2)		(4,521)
Effect of changes in foreign exchange rates		892		-		1		893
Balance as of March 31, 2022	Rs.	77,751	Rs.	-	Rs.	2,459	Rs.	80,210

Net carrying value
As of April 1, 2020	Rs.	25,799	Rs.	-	Rs.	1,860	Rs.	27,659
As of March 31, 2021	Rs.	33,781	Rs.	-	Rs.	1,867	Rs.	35,648
As of March 31, 2022	Rs.	25,159	Rs.	98	Rs.	1,989	Rs.	27,246

(1)
During the year ended March 31, 2021 the Company entered into a definitive agreement with Glenmark Pharmaceuticals Limited to acquire marketing authorizations and other rights of select brands in four “Emerging Markets” countries. The acquired brands represent two products, (a) a mometasone mono product and (b) a combination of mometasone with azelastine, and are indicated for the treatment of seasonal and perennial allergic rhinitis. The total consideration paid was Rs.1,516. Following the principles of IAS 38, the Company recognized the acquired brands at their acquisition cost. The acquisition pertains to the Company’s Global Generics segment.

(2)	Refer to Note 6 of these consolidated financial statements for further details.

(3)	Disposals/de-recognitions for the year ended March 31, 2022 primarily include the following IPR&D assets:

•
Rs.4,498 upon its settlement with Hatchtech Pty Limited regarding their civil litigation and arbitration, relating to the acquisition of the product Xeglyze®. Refer to Note 3
2
(Contingencies) of these consolidated financial statements under “Civil Litigation and Arbitration with Hatchtech Pty Limited” for further details.

•	Rs. 1,879 upon sale of all rights relating to anti-cancer agent E7777 (denileukin diftitox) to Citius Pharmaceuticals, Inc. (“Citius”).

Disclosure Of Detailed Information About Intangible Assets Under Development [Text Block]
Tabulated below is the reconciliation of amounts relating to in-process research and development assets as at the beginning and at the end of the year:

	As of March 31,
	2022		2021
Opening balance	Rs.	6,113	Rs.	10,987
Add : Additions during the year (1)		153		3,557
Less : Disposals/De-recognitions (2)		(1,879)		-
Less: Impairments during the year		(4,435)		(8,099)
Effect of changes in exchange rates		186		(332)
Closing balance	Rs.	138	Rs.	6,113

(1)
Additions during the year ended March 31, 2021 include Rs.3,291, representing the expenditure for purchase of intellectual property rights relating to

Xeglyze®
forming part of the Company’s Proprietary Products segment.

(2)
During the year ended March 31, 2022, the Company entered into a definitive agreement with Citius Pharmaceuticals, Inc. (“Citius”) for the sale of all of its rights relating to its anti-cancer agent E7777 (denileukin diftitox) to Citius. The Company received Rs.2,951 (U.S.$40) as an upfront amount upon the closing of the transaction. Consequent to this definite agreement, the company de-recognised Rs. 1,879 representing the carrying cost of the said asset.  Refer to Note 23 for the amount of gain on sale of such intangible asset.

Description of significant separately acquired Intangible Assets [text block]
Details of significant separately acquired intangible assets as of March 31, 2022 are as follows:

Particulars of the asset	Acquired from	Carrying cost
Select portfolio of branded generics business	Wockhardt Limited	Rs.13,440
Select portfolio of dermatology, respiratory and pediatric assets	UCB India Private Limited and affiliates	4,064
Various ANDAs	Teva and an affiliate of Allergan	3,327
Select Anti-Allergy brands	Glenmark Pharmaceuticals Limited	1,386
Habitrol® brand	Novartis Consumer Health Inc.	1,053